State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

April 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Registrant”)

File Nos. 33-010451, 811-04920

Post Effective Amendment No. 50

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectuses and Statements of Additional Information dated January 31, 2010 do not differ from that contained in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 31, 2010 (Accession #0001193125-10-073532).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles